Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
	Aug. 16, 2023	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Entity Incorporation, Date of Incorporation	Nov. 23, 2020
Contract balance		$ 0	$ 0
Material changes		$ 0
Common stock per share		$ 0.012	$ 0.012